Stock Options (Details) (USD $)	9 Months Ended	12 Months Ended
	May 31, 2014	Aug. 31, 2013
Number of Options
Outstanding Beginning	970,838	861,671
Grants	805,000	177,500
Exercises	(190,000)	(63,333)
Forfeitures	(260,001)	(5,000)
Outstanding Ending	1,325,837	970,838
Exercisable at February 28, 2014	571,337	479,337
Available for grant at February 28, 2014	3,347,496	3,892,495
Weighted Average Exercise Price ($)
Weighted-average exercise price	$ 2.03	$ 2.10
Grants	$ 2.9	$ 1.59
Exercises	$ 1.65	$ 1.65
Forfeitures	$ 1.69	$ 3.27
Weighted-average exercise price	$ 2.68	$ 2.03
Exercisable at February 28, 2014	$ 2.39	$ 2.42
Weighted Average Remaining Contractual Term
Outstanding at May 31, 2014	8 years 2 months 16 days	6 years 9 months 29 days
Exercisable at May 31, 2014	6 years 3 months 22 days	6 years 3 months 7 days
Aggregate Intrinsic Value ($)
Outstanding at May 31, 2014	$ 148,601	$ 236,334
Exercisable at May 31, 2014	$ 148,601	$ 108,084